Financial risk management (Details) - Market Risk [Member] - ARS ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial liabilities [line items]
Net monetary position	$ (9,336,199)	$ (4,952,024)
Borrowing Position [Member]
Disclosure of financial liabilities [line items]
Net monetary position	(9,697,165)	(5,267,218)
Lending Position [Member] | Related Parties [Member]
Disclosure of financial liabilities [line items]
Net monetary position	$ 360,966	$ 315,194